Risks and Financial Instruments - Sensitivity analysis of assets and liabilities in foreign currency (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Scenario I [member]
Summary of risks and financial instruments [line items]
Income statement effect	R$ 45.2	R$ 28.3
Equity effect	(194.1)	(200.9)
Total	(148.9)	(172.6)
Income statement effect	(45.2)	(28.3)
Equity effect	194.1	200.9
Total	148.9	172.6
Scenario II [member]
Summary of risks and financial instruments [line items]
Income statement effect	113.0	70.7
Equity effect	(485.3)	(502.2)
Total	(372.3)	(431.5)
Income statement effect	(113.0)	(70.7)
Equity effect	485.3	502.2
Total	372.3	431.5
Scenario III [member]
Summary of risks and financial instruments [line items]
Income statement effect	226.0	141.4
Equity effect	(970.6)	(1,004.4)
Total	(744.6)	(863.0)
Income statement effect	(226.0)	(141.4)
Equity effect	970.6	1,004.4
Total	R$ 744.6	R$ 863.0